Cash and Investments - Changes in Level 3 financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025
Blizzard Vacatia
Changes in fair value measurement, assets
Percentage of voting equity interests acquired			50.00%
Purchase consideration			$ 835.0
Liabilities incurred, senior secured loan			365.0
Equity interests of acquirer, preferred shares			275.0
Liabilities incurred, mortgage-backed loan			170.0
Equity interests of acquirer, common shares			$ 25.0
Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1	$ 10,059.0	$ 11,460.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	472.3	480.5
Purchases	3,721.5	1,777.2
Transfer into category	299.6
Sales and distributions	(2,547.4)	(1,728.5)
Transfer out of category		(1,816.1)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	122.8	(114.1)
Deconsolidation of non-insurance subsidiary	(13.1)
Assets held for sale	(130.7)
Balance - December 31	11,984.0	10,059.0
Private placement debt securities | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1	5,762.6	5,797.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(5.8)	29.4
Purchases	3,181.2	1,306.3
Sales and distributions	(1,859.0)	(1,280.3)
Transfer out of category		(31.8)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	78.6	(58.0)
Assets held for sale	(107.2)
Balance - December 31	7,050.4	5,762.6
Net purchases of first mortgage loans	662.6	103.5
Private company preferred shares | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1	419.9	2,142.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	25.6	57.8
Purchases	11.5	12.7
Transfer into category	299.6
Sales and distributions	(1.4)	(1.4)
Transfer out of category		(1,784.3)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	4.6	(6.9)
Deconsolidation of non-insurance subsidiary	(1.6)
Balance - December 31	758.2	419.9
Limited partnerships and other | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1	2,104.8	1,998.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	152.0	125.1
Purchases	274.0	203.6
Sales and distributions	(262.8)	(203.5)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	16.0	(18.6)
Balance - December 31	2,284.0	2,104.8
Private equity funds | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1	70.9	72.8
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	8.2	9.0
Sales and distributions	(14.6)	(8.6)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	6.6	(2.3)
Balance - December 31	71.1	70.9
Common stocks | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1	992.7	957.5
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	41.4	80.4
Purchases	83.8	160.6
Sales and distributions	(58.6)	(191.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	10.0	(14.1)
Deconsolidation of non-insurance subsidiary	(11.5)
Assets held for sale	(23.5)
Balance - December 31	1,034.3	992.7
Derivatives | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1	86.4	(84.5)
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	259.0	207.2
Purchases	39.7
Sales and distributions	(334.0)	(35.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	0.1	(0.6)
Balance - December 31	51.2	86.4
Other invested assets | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - January 1	621.7	577.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(8.1)	(28.4)
Purchases	131.3	94.0
Sales and distributions	(17.0)	(7.3)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	6.9	(13.6)
Balance - December 31	734.8	$ 621.7
Derivatives and other invested assets | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets
Balance - December 31	$ 734.8